Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Amount Incurred by the Group
Amounts incurred by the Group

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PPcredit
Data collection service expense 1	7,503	37	—

1
PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Summary of Amounts Due to Related Parties
Amounts due to related parties

	As of December 31,
	2022	2023
	RMB	RMB
PPcredit	1,000	10
Gouya 2	NA	124

Total	1,000	134

2
Shanghai Gouya Technology Co., Ltd. (“Gouya”) was founded in Novemb
e
r 2020 by the founders of the Group to provide smart vending machine services. In August 2023, the Group disposed of 70% of the interest it held in Gouya and Gouya became one of the related parties of the Group thereof.

Summary of Amounts Due from Related Parties	Amounts due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
PPcredit	—	3,900

Total	—	3,900